Other Income and Expenses	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other Income and Expense [Text Block]
Note 7 – Other Income and Expenses
The following table presents certain gains or losses reflected in Other (income) expense – net within Costs and expenses in our Supplemental Consolidated Statement of Comprehensive Income:

	Years Ended December 31,
	2014	2013	2012
	(Millions)
Access Midstream
Loss related to sale of certain assets	$10	$—	$—
Impairment of certain materials and equipment held for sale (See Note 16)	12	—	—
Northeast G&P
Contingency gain settlement	(154)	—	—
Impairment of certain materials and equipment (See Note 16)	30	—	—
Net gain related to partial acreage dedication release	(12)	—	—
Loss associated with a producer claim	—	25	—
Atlantic-Gulf
Amortization of regulatory assets associated with asset retirement obligations	33	30	7
Impairment of certain equipment	10	—	—
Write-off of the Eminence abandonment regulatory asset not recoverable through rates	(3)	12	—
Insurance recoveries associated with the Eminence abandonment	—	(16)	—
Project feasibility costs	2	4	21
Capitalization of project feasibility costs previously expensed	(5)	(1)	(19)

The reversals of project feasibility costs from expense to capital are associated with natural gas pipeline expansion projects. These reversals were made upon determining that the related projects were probable of development. These costs are now included in the capital costs of the projects, which we believe are probable of recovery through the project rates.

In November 2014, we settled a claim arising from the resolution of a contingent gain related to claims associated with the purchase of a business in a prior period. Pursuant to the settlement, we received $154 million in cash, all of which has been recognized as a gain in the fourth quarter of 2014.
Geismar Incident
On June 13, 2013, an explosion and fire occurred at our Geismar olefins plant. The incident (Geismar Incident) rendered the facility temporarily inoperable and resulted in significant human, financial, and operational effects.
At the time of the incident, we had insurance coverage for repair and replacement costs, lost production, and additional expenses related to the incident as follows:

•
Property damage and business interruption coverage with a combined per-occurrence limit of $500 million and retentions (deductibles) of $10 million per occurrence for property damage and a waiting period of 60 days per occurrence for business interruption;

•	General liability coverage with per-occurrence and aggregate annual limits of $610 million and retentions (deductibles) of $2 million per occurrence;

•	Workers’ compensation coverage with statutory limits and retentions (deductibles) of $1 million total per occurrence.
We expensed $13 million at NGL & Petchem Services during 2013 of costs under our insurance deductibles reported in Operating and maintenance expenses in the Supplemental Consolidated Statement of Comprehensive Income. During the years ended December 31, 2014 and 2013, we received $246 million and $50 million, respectively, of insurance recoveries related to the Geismar Incident. These amounts are reported within our NGL & Petchem Services segment and reflected as gains in Net insurance recoveries – Geismar Incident in our Supplemental Consolidated Statement of Comprehensive Income. Also, during the years ended December 31, 2014 and 2013, we incurred $14 million and $10 million, respectively, of covered insurable expenses in excess of our retentions (deductibles) also included in Net insurance recoveries – Geismar Incident.
Additional Items
Selling, general, and administrative expenses in 2014 includes $15 million of employee-related transition costs and $11 million of consulting, legal, and accounting fees associated with the Merger reported primarily within the Access Midstream segment. Operating and maintenance expenses in 2014 also includes $15 million of employee-related transition costs associated with the Merger reported within the Access Midstream segment.
Other income (expense) – net below Operating income includes $34 million, $20 million, and $15 million for allowance for equity used during construction (AFUDC) for the years ended December 31, 2014, 2013, and 2012, respectively. AFUDC increased during 2014 due to the increase in spending on Constitution and various Transco expansion projects.